Alger Large Cap Growth Portfolio Performance Management - Class I2 [Member] - Alger Large Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year. The bar chart shows how the Portfolio’s average annual returns have varied over the indicated periods. The table shows how the Portfolio’s average annual returns compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market and a more narrowly based index that reflects the market sectors in which the Portfolio invests. Performance in the bar chart does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If the bar chart reflected the applicable fees, expenses, or charges, returns would be less than those shown.The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year. The bar chart shows how the Portfolio’s average annual returns have varied over the indicated periods. The table shows how the Portfolio’s average annual returns compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market and a more narrowly based index that reflects the market sectors in which the Portfolio invests.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance in the bar chart does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If the bar chart reflected the applicable fees, expenses, or charges, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Return for Class I-2 Shares as of December 31 (%)
Bar Chart Closing [Text Block]	Best Quarter:Q2 202034.04%Worst Quarter:Q2 2022-24.49%
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Availability Website Address [Text]	www.alger.com
Class I-2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	34.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022